Leases (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	$ 668
Additions and contact modifications	19
Payment	(83)
Interest	14
Lease liabilities, ending	634
Translation adjustment	20
Transfer to held for sale	(4)
Current liabilities	14,818	$ 15,870
Non-current liabilities	35,515	36,305
Lease liabilities	634	668
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	169	160
Non-current liabilities	465	$ 508
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	31
Additions and contact modifications	26
Payment	(20)
Interest	1
Lease liabilities, ending	38
Vessels [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	350
Additions and contact modifications
Payment	(35)
Interest	7
Lease liabilities, ending	322
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	97
Additions and contact modifications	(11)
Payment	(4)
Interest	2
Lease liabilities, ending	90
Translation adjustment	6
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	97
Additions and contact modifications
Payment	(12)
Interest	2
Lease liabilities, ending	104
Translation adjustment	17
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	43
Additions and contact modifications
Payment	(6)
Interest	1
Lease liabilities, ending	28
Translation adjustment	(10)
Other [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	50
Additions and contact modifications	4
Payment	(6)
Interest	1
Lease liabilities, ending	52
Translation adjustment	7
Transfer to held for sale	$ (4)